Shareholders’ Equity (Details) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Jan. 26, 2026	Jan. 07, 2025	Nov. 04, 2024	Jun. 30, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2016	Jan. 22, 2026	Sep. 30, 2025	Jan. 06, 2025	Dec. 18, 2024	Sep. 30, 2024	Aug. 31, 2021
Shareholders’ Equity [Line Items]
Net of issuance costs (in Dollars)					$ 30,758	$ 13,787	$ 22,496
Authorized ordinary shares					200,000,000	165,000,000				200,000,000
Warrants consideration value (in Dollars)					$ 12	$ 428
Plan expiration period								7 years
Percentage of ordinary shares outstanding					5.00%
Expected dividend yield					0.00%	0.00%	0.00%
Stock-based compensation (in Dollars)					$ 664	$ 1,186	$ 629
Tranche A Warrants [Member]
Shareholders’ Equity [Line Items]
Sold per unit (in Dollars per share)			$ 2.35
Sale of ordinary shares			8,250,000
Pre-funded warrants			1
Warrant to purchase of ordinary shares			1
Warrants exercised shares											118,134
Warrants consideration value (in Dollars)											$ 278
Tranche B Warrants [Member]
Shareholders’ Equity [Line Items]
Sold per unit (in Dollars per share)			$ 1.82
Sale of ordinary shares			8,250,000
Pre-funded warrants			1
Warrant to purchase of ordinary shares			1
Warrants exercised shares											118,134
Warrants consideration value (in Dollars)											$ 215
Two Thousand Sixteen Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Plan expiration period						10 years
Options vested period								4 years
2021 Plan [Member]
Shareholders’ Equity [Line Items]
Additional reserved ordinary shares												3,698,746
2021 Plan [Member]
Shareholders’ Equity [Line Items]
Ordinary shares were reserved for issuance														4,079,427
Options vested period					4 years
Percentage of ordinary shares outstanding														5.00%
Additional reserved ordinary shares						4,230,715
Vesting period, description					The vesting period of the awards is generally four years. Generally, under the terms of the Plans, unless determined otherwise, 25% of an award granted becomes exercisable on the first anniversary of the date of grant and 6.25% becomes exercisable once every quarter during the subsequent three years.
Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issue value (in Dollars)				$ 23,000
Ordinary shares issue				11,794,873
Purchase price (in Dollars per share)				$ 1.95
Net of issuance costs (in Dollars)				$ 22,496
Authorized ordinary shares													165,000,000
Ordinary share issued					10,332,031	4,293,957	11,794,873
Warrants exercised shares							106,414
Additional reserved ordinary shares					5,511,500
Common Stock [Member] | Pre-Funded Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase			3,956,043
Common Stock [Member] | Tranche A Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants exercised shares											118,134
Common Stock [Member] | Tranche B Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants exercised shares											118,134
Common Stock [Member] | 2021 Plan [Member]
Shareholders’ Equity [Line Items]
Percentage of ordinary shares outstanding						4.00%
Common Stock [Member] | Two Thousand Sixteen Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Ordinary shares were reserved for issuance								3,384,454
Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Gross proceeds offering cost (in Dollars)	$ 18,500
Subsequent Event [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Gross proceeds offering cost (in Dollars)	$ 18,500
Sold per unit (in Dollars per share)	$ 1.4
Sale of ordinary shares	13,225,000
Additional reserved ordinary shares									3,534,973
Public Offering [Member]
Shareholders’ Equity [Line Items]
Gross proceeds offering cost (in Dollars)			$ 15,000
Offering expenses (in Dollars)			$ 1,200
Sold per unit (in Dollars per share)			$ 1.82
Ordinary share issued			1
Public Offering [Member] | Pre-Funded Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase			1
Lieu amount of ordinary share			1
Public Offering [Member] | Tranche A Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase			1
Public Offering [Member] | Tranche B Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase			1
IPO [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Underwritten public offering			4,293,957
Direct Public Offering [Member]
Shareholders’ Equity [Line Items]
Gross proceeds offering cost (in Dollars)		$ 33,100
Sale of ordinary shares		10,332,031
Direct Public Offering [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Gross proceeds offering cost (in Dollars)		$ 30,800